GOODWILL - Summary of Carrying Value of Goodwill (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
GOODWILL
Beginning balance	¥ 4,625,115		¥ 4,625,115
Disposal of a subsidiary	(15,268)		(15,268)
Purchase price adjustments	(4,123)		(4,123)
Ending balance	4,605,724	$ 687,616	4,605,724	$ 647,462
Cloud service and solutions
GOODWILL
Beginning balance	3,669,031		3,669,031
Disposal of a subsidiary	(15,268)		(15,268)
Purchase price adjustments	(3,259)		(3,259)
Ending balance	3,650,504	545,006	3,650,504	513,180
Cloud-based digital solutions and services
GOODWILL
Beginning balance	956,084		956,084
Disposal of a subsidiary	0
Purchase price adjustments	(864)		(864)
Ending balance	¥ 955,220	$ 142,610	¥ 955,220	$ 134,282